Fair value	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial assets [abstract]
Disclosure of fair value of financial instruments [text block]
20	Fair value

Financial assets

The carrying value and fair value of the financial assets for December 31, 2017, 2016 and 2015 can be presented as follows:

	Carrying value			Fair value
in 000€	2017	2016	2015	2017	2016	2015
Financial assets
Loans and receivables measured at amortized cost
Trade receivables (current)	35,582	27,479	22,843	35,582	27,479	22,843
Other financial assets (non-current)	1,221	388	356	1,221	388	356
Other current non-trade receivables	3,538	2,312	1,751	3,757	2,312	1,751
Cash & cash equivalents	43,175	55,912	50,726	43,175	55,912	50,726
Total loans and other receivables	83,516	86,091	75,676	83,735	86,091	75,676
Derivatives	218	−	−	218	−	−
Total finacial assets measured at fair value	218	−	−	218	−	−

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

  The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
  The fair value of the derivatives has been determined based on a markt-to-market analysis prepared by the bank based on observatable marketinputs (level 2 inputs);
  Other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2017, 2016 and 2015

Financial liabilities:

The carrying value and fair value of the financial liabilities for December 31, 2017, 2016 and 2015 can be presented as follows:

	Carrying value			Fair value
in 000€	2017	2016	2015	2017	2016	2015
Financial liabilities measured at amortized cost
Loans & Borrowings	94,557	33,806	21,089	95,351	34,619	21,449
Trade payables	15,670	13,400	9,712	15,670	13,400	9,712
Other liabilities	1,741	794	1,345	1,741	794	1,345
Total financial liabilities measured at amortized cost	111,968	48,000	32,146	112,762	48,813	32,506
Financial liabilities measured at fair value
Contingent consideration	905	909	1,310	905	909	1,310
Written put option on NCI	788	735	673	788	735	673
Derivatives	8	−	−	8	−	−
Total financial liability measured at fair value	1,701	1,644	1,983	1,701	1,644	1,983
Total non-current	83,840	30,071	18,798	84,454	30,714	19,259
Total current	29,829	19,573	15,331	30,009	19,743	15,230

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

  The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
  Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness. The interest-free loans have already been recognized initially at fair value based on a present value technique (level 2 inputs) and are subsequently measured at amortized cost. Their carrying value approximates their fair value;
  The fair value of the derivatives has been determined based on a markt-to-market analysis prepared by the bank based on observatable marketinputs (level 2 inputs)
  The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs).
  The fair value of the contingent consideration has been determined based on the latest long-term business plans of the Cenat business (level 3 inputs).

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

  Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
  Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
  Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group has no financial instruments carried at fair value in the statement of financial position on December 31, 2017, 2016 and 2015 except for the derivatives related to intrest rate and foreign currency swaps as included in the above tables, and a call option and written put option on non-controlling interest and the contingent consideration for the acquisition of Cenat:

  The fair value of the written put option is determined based on the present value of the redemption amount and is considered level 3. The redemption amount is a formula (see Note 13) and is estimated on historical financial figures. The impact on the income statement is K€53 during 2017 (2016: K€50; 2015: K€35).
  The fair value of the call option is estimated at zero as the call option is out of the money based on our analysis (see Note 13).
  The fair value of the contingent consideration is estimated based on the current business plans of Cenat and is primarily dependent on achieving certain targets based on future hardware revenue and productions cost level. The fair value of this contingent consideration was initially estimated at K€1,310 (December 31, 2015). A fair value adjustment was recognized in 2017 bringing the fair value of the contingent consideration to K€905 per December 31, 2017 (see Note 4). A decrease (increase) of the future hardware revenue by an average of 10% assuming stable production cost, would result in a decrease (increase) of the fair value by K€22(K€21). Higher (lower) production costs by an average of 10% assuming stable hardware sales would result in a decrease (increase) of the fair value by K€2(K€2).